Condensed Consolidated Interim Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Entity Information [Line Items]
Operating activities	$ 138,691	$ 164,867
Acquisition of short term investment	(103,775)	(33,711)
Investing activities	(262,529)	(147,055)
Interest paid	(44,930)	(19,064)
Financing activities	252,740	(210,315)
Exchange rate changes and inflation on cash and cash equivalents	(148)	50,977
Argentine subsidiaries
Entity Information [Line Items]
Operating activities	10,969	(67,244)
Acquisition of short term investment	(1,643)	0
Investing activities	(212)	(7,889)
Interest paid	(6,386)
Interest paid		7,429
Financing activities	(8,389)	42,457
Exchange rate changes and inflation on cash and cash equivalents	$ (2,368)	$ 32,676